DWS Treasury Portfolio N-1A Cover	Jul. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Investors Cash Trust Investors Cash Trust
Entity Central Index Key	0000863209
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 28, 2026
Prospectus Date	Aug. 01, 2026